SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Method Investments (Details) - USD ($) $ in Millions	Dec. 30, 2023	Sep. 20, 2023	Jun. 27, 2022
Dempsey Wood Products, LLC
Summary of significant accounting policies
Ownership interest			50.00%
UFP Palets
Summary of significant accounting policies
Ownership interest		80.00%
Dempsey Wood Products, LLC
Summary of significant accounting policies
Call right			$ 70.0
Carrying value	$ 61.4
Sellers | Dempsey Wood Products, LLC
Summary of significant accounting policies
Ownership interest			50.00%
Sellers | UFP Palets
Summary of significant accounting policies
Ownership interest		20.00%
Sellers | Dempsey Wood Products, LLC
Summary of significant accounting policies
Sellers put right			$ 50.0